Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Note 13. Related Party Transactions
United Parcel Service
Since Legacy Fast Radius’ inception, UPS has contributed significant amounts of capital in the form of equity and debt to Legacy Fast Radius. UPS currently has investments in Common Stock. The Company has multiple agreements with UPS, which are summarized below.
Legacy Fast Radius entered into a Discount Agreement in 2016 with UPS, which was amended in March 2017 and March 2019. Under the agreement, UPS performs advertising and brand marketing services for the Company. In exchange for the services, the Company has agreed to compensate UPS in the form of equity royalties which are determined based on 6% of the Company’s gross revenues. The Company determined this arrangement qualifies as a nonmonetary transaction within ASC 718. As of March 31, 2022 and December 31, 2021, the Company recognized $2.9 million and $2.5 million as a related party accrued liability on the condensed consolidated balance sheets. During the three months ended March 31, 2022 and 2021, the Company recognized $375 thousand and $227 thousand, respectively, in sales and marketing expense on its condensed consolidated statements of net loss and comprehensive loss.
Legacy Fast Radius entered into a warehouse rental agreement with UPS in January 2015. The Company leases space in a warehouse in Louisville, KY that is used for printing equipment, supplies, packages and shipping space. The Company paid $17 thousand in lease payments to UPS for the three months ended March 31, 2022 and 2021, respectively.
Legacy Fast Radius entered into a shipping service agreement with UPS in 2016 (as amended in both 2017 and 2019) for which the Company receives pickup and delivery services. The Company paid $451 thousand and $148 thousand in fees to UPS for shipping services for the three months ended March 31, 2022 and 2021, respectively.
Legacy Fast Radius entered into a
sub-lease
agreement with UPS in August 2018. The Company
sub-leases
office space from UPS in Singapore. The Company paid $3 thousand and $2 thousand in lease payments to UPS for the three months ended March 31, 2022 and 2021, respectively.
Energize Venture Fund & Ironspring Venture Fund
Energize Venture Fund LP (“Energize”) and Ironspring Venture Fund I, LP (“Ironspring”) have investments in the Company’s Common Stock. On March 12, 2021, Legacy Fast Radius signed a convertible note agreement with Energize and Ironspring, which was funded on April 13, 2021. The Company received $7.6 million in proceeds related to these notes. The notes had a stated interest rate of 6% and an effective interest rate of 58%, with all principal and interest due at maturity. Interest expense recorded on the note during the three months ended March 31, 2022 was $228 thousand. The note, including accrued and unpaid interest, was converted into Common Stock upon close of the Business Combination. Legacy Fast Radius also issued warrants to purchase 140,000 shares of Legacy Fast Radius common stock to holders of Energize that were converted into Common Stock upon the close of the Business Combination.
Drive Capital
Drive Capital has an investment in the Company’s Common Stock. On August 24, 2021, Legacy Fast Radius signed a convertible note agreement with Drive Capital, which was funded on August 24, 2021. Legacy Fast Radius received $3.0 million in proceeds related to these notes. The notes had a stated interest rate of 6% and an effective interest rate of 17%, with all principal and interest due at maturity. Interest expense recorded on the note during the three months ended March 31, 2022 was $41 thousand. The note, including accrued and unpaid interest, was converted into Common Stock upon close of the Business Combination.
ECP Holdings
On October 26, 2021, Legacy Fast Radius signed a convertible note agreement with Energy Capital Partners Holdings LP (“ECP Holdings”), an affiliate of ENNV, which was funded on October 26, 2021. Legacy Fast Radius received $7.0 million in proceeds related to these notes. The notes have a stated interest rate of 6% and an effective interest rate of 16%, with all principal and interest due at maturity. Interest expense recorded on the note during the three months ended March 31, 2022 was $92 thousand. The note, including accrued and unpaid interest, was converted into Common Stock upon close of the Business Combination.
Palantir
Concurrently with the execution of the Merger Agreement in 2021, ENNV entered into subscription agreements with the PIPE Investors, including Palantir, pursuant to which the PIPE Investors agreed to subscribe for and purchase, and ENNV agreed to issue and sell, to the PIPE Investors the PIPE Shares for a purchase price of $10.00 per share, or an aggregate purchase price of $75.0 million, in the PIPE Investment. The PIPE Investment closed concurrently with the Business Combination on February 4, 2022. In May 2021, Legacy Fast Radius entered into a master subscription agreement with Palantir in which Legacy Fast Radius committed to utilize software and services from Palantir over the next six years for a total of $45.0 million. The software and services are related to the Company’s future plan to provide automated intelligence solutions as a service following commercialization of the Company’s Cloud Manufacturing Platform. Upon close of the Merger in February 2022, the Company made a payment to Palantir of $9.4 million and the remaining non-cancellable
future minimum payments due on this firm purchase agreement are $10.1 million.

NOTE 13 – RELATED PARTY TRANSACTIONS
United Parcel Service
Since the Company’s inception, UPS has contributed significant amounts of capital in the form of equity and debt to the Company. UPS currently has investments in
Common Stock
 with
a
balances of

$
38.4
 million as of December 31, 2021 and 2020, respectively. The Company has multiple agreements with UPS, which are summarized below.
The Company entered into a Discount Agreement in 2016 with UPS, which was amended in March 2017 and March 2019. Under the agreement, UPS performs advertising and brand marketing services for the Company. In exchange for the services, the Company has agreed to compensate UPS in the form of equity royalties which are determined based on 6% of the Company’s gross revenues. The Company determined this arrangement qualifies as a nonmonetary transaction within ASC 718. In 2019, the Company issued 30,684 shares of
C
ommon
S
tock for these services. As of December 31, 2021 and 2020, the Company recognized $2.5 million and $1.3 million as a
 related party accrued liability on the consolidated balance sheets. During the years ended December 31, 2021 and 2020, the Company recognized $
1.2

million and $0.8 million, respectively, in sales and marketing expense on its consolidated statements of net loss and comprehensive loss.

The Company entered into a warehouse rental agreement with UPS in January 2015. The Company leases space in a warehouse in Louisville, KY that is used for printing equipment, supplies, packages and shipping space. The Company paid $66.7 thousand and $65.7 thousand in lease payments to UPS for the years ended December 31, 2021 and 2020, respectively.
The Company entered into a shipping service agreement with UPS in 2016 (as amended in both 2017 and 2019) for which the Company receives pickup and delivery services. The Company paid $1.0 and $0.5 million in fees to UPS for shipping services for the years ended December 31, 2021 and 2020, respectively.
The Company entered into a
sub-lease
agreement with UPS in August 2018. The Company
sub-leases
office space from UPS in Singapore. The Company paid $7.3 thousand and $6.7 thousand in lease payments to UPS for the years ended December 31, 2021 and 2020, respectively.
Energize Venture Fund & Ironspring Venture Fund
On February 3, 2020, Energize Venture Fund LP (“Energize”) purchased 3,734,151 shares of common stock with a balance of $10.8 million as of December 31, 2021 and 2020, respectively.
On February 3, 2020, Ironspring Venture Fund I, LP (“Ironspring”) purchased 304,818 shares of common
s
tock with a balance of $2 million as of December 31, 2021 and 2020, respectively.
On March 12, 2021, the Company signed a convertible note agreement with Energize and Ironspring, which was funded on April 13, 2021. The Company received $7.6 million in proceeds related to these notes. The notes have a stated interest rate of 6% and an effective interest rate of 58%, with all principal and interest due at maturity. As of December 31, 2021, the Company recognized $1.4 million in interest expense related to these notes and has recorded a derivative liability with a fair market value of $2.5 million as of December 31, 2021. Please refer to Note 5 for further details.
The Company also issued warrants to purchase 287,843 shares of Common Stock to holders of Energize, as further discussed in Note 8.
Drive Capital
On November 13, 2017, Drive Capital purchased 8,212,671 shares of commo
n stock
 for $4.0 million. Drive Capital made additional purchases of 3,773,006 shares of common
s
t
ock on June 12, 2018 and of 1,524,107 shares of
common s
tock on March 21, 2019 for $3.0 million and $10.0 million, respectively. All shares purchased by Drive Capital remain outstanding as of December 31, 2021 and 2020, respectively.
ECP Holdings
On October 26, 2021, the Company signed a convertible note agreement with Energy Capital Partners Holdings LP (“ECP Holdings”), an affiliate of ENNV, which was funded on October 26, 2021. The Company received $7.0 million in proceeds related to these notes. The notes have a stated interest rate of 6% and an effective interest rate of 16%, with all principal and interest due at maturity. As of December 31, 2021, the Company recognized $0.2 million in interest expense related to these notes and has recorded a derivative liability with a fair market value of $1.3 million as of December 31, 2021. Please refer to Note 5 for further details.
Palantir
Concurrently with the execution of the Merger Agreement, ENNV entered into subscription agreements with certain third-party investors, including, among others, UPS, Palantir and ENNV (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and ENNV agreed to issue and sell, to the PIPE Investors an aggregate of
7,500,000
shares of Common Stock (the “PIPE Shares”) for a purchase price of
 $10.00 per share, or an aggregate purchase price of $75.0 million, in a private placement
 (the “PIPE Investment”).
The Pipe Investment closed concurrently with the Business Combination on February 4, 2022. In May 2021, the Company entered into a master subscription agreement with Palantir in which the Company would commit to utilize software and services from Palantir over the next six years for a total of $45.0 million. The software and services are an integral part of the Company’s plan to provide automated intelligence solutions as a service upon commercialization of the Company’s Cloud Manufacturing Platform. The agreement is structured such that the Company committed to spend $50 thousand per month through the earlier of the closing of the Merger or December 31, 2021. Should the Merger not have been consummated, the Company had the option of terminating the agreement and no further commitments would have been required. Upon close of the Merger in February 2022, the Company made a payment to Palantir of $9.4 million and the remaining non-cancellable
future minimum payments due on this firm purchase agreement are $10.1 million.